WCM Focused Emerging Markets ex China Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 87.3%
	BRAZIL — 10.8%
38,990	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	$696,921
36,800	Embraer S.A.*	424,008
41,118	NU Holdings Ltd. - Class A*	421,048
39,200	TOTVS S.A.	229,231
		1,771,208
	CANADA — 2.9%
6,095	Celestica, Inc.*	480,347
	CYPRUS — 0.9%
348,237	Cairo Mezz PLC*	150,998
	GREECE — 2.4%
72,537	Piraeus Financial Holdings S.A.	398,577
	INDIA — 14.4%
19,425	Entero Healthcare Solutions Ltd.*	257,376
65,262	Eureka Forbes Ltd.*	411,858
28,028	ICICI Bank Ltd.	440,545
32,958	KEC International Ltd.	300,027
14,228	Kotak Mahindra Bank Ltd.	360,192
17,872	PB Fintech, Ltd.*	330,041
13,487	Phoenix Mills Ltd.	258,433
961	SAI Life Sciences Ltd.*,1	8,520
		2,366,992
	INDONESIA — 2.7%
428,300	Bank Central Asia Tbk P.T.	219,840
721,300	Bank Mandiri Persero Tbk P.T.	223,919
		443,759
	KAZAKSTAN — 0.8%
1,435	Kaspi.KZ JSC - ADR	133,240
	MEXICO — 5.6%
130,600	Becle S.A.B. de C.V.	120,105
22,248	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	218,670
26,800	Qualitas Controladora S.A.B. de C.V.	232,883
28,800	Regional S.A.B. de C.V.	183,289
3,517	Vista Energy S.A.B. de C.V. - ADR*	163,751
		918,698

WCM Focused Emerging Markets ex China Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	PERU — 2.3%
1,984	Credicorp Ltd.	$369,341
	POLAND — 2.0%
21,784	InPost S.A.*	319,712
	SAUDI ARABIA — 2.8%
4,724	Aldrees Petroleum and Transport Services Co.	174,755
6,007	Bupa Arabia for Cooperative Insurance Co.	282,807
		457,562
	SINGAPORE — 7.2%
45,003	Grab Holdings Ltd. - Class A*	203,864
7,541	Sea Ltd. - ADR*	984,025
		1,187,889
	SOUTH AFRICA — 3.7%
1,652	Capitec Bank Holdings Ltd.	280,973
86,042	OUTsurance Group, Ltd.	327,087
		608,060
	SOUTH KOREA — 12.7%
17,961	Coupang, Inc.*	393,885
4,052	Coway Co., Ltd.	223,218
3,657	HD Hyundai Marine Solution Co., Ltd.	336,319
2,029	Hyundai Rotem Co., Ltd.	145,924
837	LIG Nex1 Co., Ltd.	142,490
2,660	MNC Solution Co., Ltd.	144,003
6,645	Shinhan Financial Group Co., Ltd.	212,659
3,625	SK Hynix, Inc.	483,235
		2,081,733
	TAIWAN — 13.8%
27,000	Bizlink Holding, Inc.	419,683
29,000	Kinik Co.	191,808
7,805	MediaTek, Inc.	336,399
46,487	Taiwan Semiconductor Manufacturing Co., Ltd.	1,309,213
		2,257,103
	UNITED KINGDOM — 2.3%
97,253	Baltic Classifieds Group PLC	377,529
	TOTAL COMMON STOCKS
	(Cost $13,756,533)	14,322,748

WCM Focused Emerging Markets ex China Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Principal Amount		Value
	BANK DEPOSIT INVESTMENTS — 2.2%
$365,024	UMB Bank, Money Market Special II, 4.19%[2]	$365,024
	TOTAL BANK DEPOSIT INVESTMENTS
	(Cost $365,024)	365,024
	TOTAL INVESTMENTS — 89.5%
	(Cost $14,121,557)	14,687,772
	Other Assets in Excess of Liabilities — 10.5%	1,730,899
	TOTAL NET ASSETS — 100.0%	$16,418,671

ADR – American Depository Receipt
JSC – Joint Stock Company
PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $8,520, which represents 0.05% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.